Commitments and Contingencies	9 Months Ended	11 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
Note 12. Commitments and Contingencies
Except for certain changes to our debt agreements previously discussed in Note 6, there have been no material changes to the Company’s contractual obligations as compared to December 31, 2020 (Successor).
Litigation
 — The Company is involved in litigation from time to time in the ordinary course of business. At times, the Company, given the nature of its background screening business, could become subject to lawsuits, or potential class action lawsuits, in multiple jurisdictions, related to claims brought primarily by consumers or individuals who were the subject of its screening services.
For all pending matters, the Company believes it has meritorious defenses and intends to defend vigorously or otherwise seek indemnification from other parties as appropriate. However, the Company has recorded a liability of $8.1 million at September 30, 2021 (Successor) and December 31, 2020 (Successor) for matters that it believes a loss is both probable and estimable. This is included in accrued liabilities in the accompanying condensed consolidated balance sheets.
In June 2014 and September 2015, two separate class action cases were filed against the Company in the State of California. The two cases are now being coordinated together under a single judge and a settlement agreement has been agreed to, pending final court approval. As a result, the Company has recorded a total liability of $6.3 million for these two cases at
September
 30, 2021 (Successor) and December 31, 2020 (Successor). This liability represents the Company’s agreed-upon settlement amount and related class action administrative fees. Additionally, the Company maintains liability insurance programs to manage its litigation risks and the Company’s insurers have agreed to a single deductible to be applied to the two cases. As a result, the Company has recorded a total insurance recoverable asset of $2.2 million for these two cases at
September
 30, 2021 (Successor) and December 31, 2020 (Successor), which represents the portion of the legal settlement and legal fees incurred expected to be recovered from the Company’s insurers. This is included in prepaid expenses and other current assets in the accompanying condensed consolidated balance sheets.
The Company will continue to evaluate information as it becomes known and will record an estimate for losses at the time when it is both probable that a loss has been incurred and the amount of the loss is reasonably estimable
.

13.	COMMITMENTS AND CONTINGENCIES
Leases
 — The Company leases its office facilities and certain equipment under various leases classified as operating leases. Rent expense under operating leases was approximately $5.9 million, $0.5 million and $5.3 million for the year ended December 31, 2019 (Predecessor), the period from January 1, 2020 through January 31, 2020 (Predecessor), and for the period from February 1, 2020 through December 31, 2020 (Successor), respectively.
The Company leases certain technology equipment assets under various leases classified as capital leases. The leased equipment is depreciated on a straight-line basis over the lease terms, which range from three to five years. Included in property and equipment, net are capital leases with a cost of $11.2 million and $5.0 million and accumulated depreciation of $6.0 million and $2.5 million as of December 31, 2019 (Predecessor) and December 31, 2020 (Successor), respectively. The current portion of the capital lease liability is included in accrued liabilities and the long-term capital lease liability is included in other liabilities in the accompanying consolidated balance sheets.
Amortization and interest expense related to capital leases for the year ended December 31, 2019 (Predecessor), the period from January 1, 2020 through January 31, 2020 (Predecessor), and for the period from February 1, 2020 through December 31, 2020 (Successor), are as follows (in thousands):

	Predecessor		Successor
	Year Ended December 31, 2019	Period from January 1, 2020 through January 31, 2020	Period from February 1, 2020 through December 31, 2020
Depreciation and amortization	$3,173	$231	$2,282
Interest expense	$395	$26	$206
Future minimum rental payments under operating leases that have initial non-cancelable
lease terms in excess of one year, future minimum rental payments under capital leases and the present value of minimum lease payments under capital leases as of December 31, 2020, are as follows (in thousands):

Years Ending December 31,
	Operating Leases	Capital Leases
2021	$5,666	$1,777
2022	3,620	916
2023	2,010	106
2024	1,725	—
2025	519	—
Thereafter	476	—

Total minimum lease payments	$14,016	2,799

Less: Imputed interest		(132)

Present value of minimum lease payments under capital leases		2,667
Less: Current portion of capital lease liability		(1,679)

Total long-term capital lease liability		$988

Litigation
 — The Company is involved in litigation from time to time in the ordinary course of business. At times, the Company, given the nature of its background screening business, could become subject to lawsuits, or potential class action lawsuits, in multiple jurisdictions, related to claims brought primarily by consumers or individuals who were the subject of its screening services.
For all pending matters, the Company believes it has meritorious defenses and intends to defend vigorously or otherwise seek indemnification from other parties as appropriate. However, the Company has recorded a liability of $10.0 million and $8.1 million at December 31, 2019 (Predecessor) and December 31, 2020 (Successor), respectively, for matters that it believes a loss is both probable and estimable. This is included in accrued liabilities in the accompanying consolidated balance sheets.
In June 2014 and September 2015, two separate class action cases were filed against the Company in the State of California. The two cases are now being coordinated together under a single judge and a settlement agreement has been agreed to, pending court approval. As a result, the Company recorded a total liability of $6.3 million for these two cases on December 31, 2019 (Predecessor) and December 31, 2020 (Successor), respectively. This liability represents the Company’s agreed-upon settlement amount and related class action administrative fees. Additionally, the Company maintains liability insurance programs to manage its litigation risks and the Company’s insurers have agreed to a single deductible to be applied to the two cases. As a result, the Company has recorded a total insurance recoverable asset for these two cases of $2.1 million and $2.2 million at December 31, 2019 (Predecessor) and December 31, 2020 (Successor), respectively, which represents the portion of the legal settlement and legal fees incurred expected to be recovered from the Company’s insurers. This is included in prepaid expenses and other current assets in the accompanying consolidated balance sheets.
The Company will continue to evaluate information as it becomes known and will record an estimate for losses at the time when it is both probable that a loss has been incurred and the amount of the loss is reasonably estimable.